Cash and Restricted Deposits	12 Months Ended
Dec. 31, 2018
Cash And Restricted Deposits
Cash and Restricted deposits

Note 3.A – Cash

	December 31,
	2017	2018
	Thousand USD	Thousand USD

Bank accounts- dominated in NIS	237	583
Bank accounts- dominated in USD	5,865	3,167
Bank accounts- other	1	3
	6,103	3,753

Note 3.B – Restricted deposits

1.	The Group has restricted deposits for its credit cards in an amount of $ 21,000. The deposits are not linked and bear an annual interest rate of 0.01%-0.05%.

2.

The Group has a restricted deposit in the amount of $ 347,000 for the lease of its offices and labs. The deposit is not linked and bears an annual interest rate of 0.01%. The Group expect to lease its offices and labs for a period of more than a year, thus the restricted deposit was classified as a non-current asset.